Supplement dated April 28, 2014
to the Classes A, B, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014 and March 14, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Global Diversified Income Fund [Member]
GLOBAL DIVERSIFIED INCOME FUND
Delete the Objective and substitute:
The Fund seeks income.
Money Market Fund [Member]
MONEY MARKET FUND
Delete the Annual Fund Operating Expenses table and substitute:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PFI Prospectus - Class A, B, C, J, P Money Market Fund [Member]	Money Market Fund, Class A [Member]	Money Market Fund, Class B [Member]		Money Market Fund, Class C [Member]		Money Market Fund, Class J [Member]
Management Fees (as a percentage of Assets)	0.39%	0.39%		0.39%		0.39%
Distribution and Service (12b-1) Fees	none	1.00%		1.00%		0.25%
Other Expenses (as a percentage of Assets):	0.15%	0.54%		0.27%		0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%		0.01%		0.01%
Expenses (as a percentage of Assets)	0.55%	1.94%		1.67%		0.83%
Fee Waiver or Reimbursement		(0.38%)	[1]	none	[1]	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.55%	1.56%		1.67%		0.82%
[1]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.55% for Class B and 1.79% for Class C shares. It is expected that the expense limit will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.
[2]	Principal Funds Distributor, Inc. ("the Distributor") has contractually agreed to limit the Distribution Fees attributable to Class J. The limit will maintain the level of Distribution Fees not to exceed 0.24%. It is expected that the fee waiver will continue through the period ending February 28, 2015; however, Principal Funds, Inc. and the Distributor, the parties to the agreement, may agree to terminate the fee waiver prior to the end of the period.